Accounts Payables - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable [Abstract]
Creditors	$ 234	$ 226
Brokers	966	820
Professional and legal fees	377	231
Total accounts payable	$ 1,577	$ 1,277